Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Software	$133,201	$133,201
Computer and office equipment	33,875	26,432
Furniture and fixtures	14,518	10,436
	181,594	170,069
Accumulated depreciation and amortization	(167,987)	(129,832)
Property and equipment, net	$13,607	$40,237